Other long-term debt (Maturities of Long-term Debt) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Less: current portion of Other long term debt	$ 74,712,528	$ 41,063,780
Total other long-term debt	536,942,835	0
Other Long-Term Debt [Member]
Debt Instrument [Line Items]
2014	74,712,528
2015	61,181,826
2016	0
2017	0
2018 and thereafter	$ 475,761,009